Annual Total Returns (Vanguard Emerging Markets Select Stock Fund - Investor Shares Retail) (Vanguard Emerging Markets Select Stock Fund, Vanguard Emerging Markets Select Stock Fund - Investor Shares)	12 Months Ended
Oct. 31, 2012
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Annual Total Return
2012	22.57%